Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade and Other Payables [abstract]
Trade and Other Payables

14.   Trade and Other Payables

	December 31,	December 31,
	2019	2018
Trade accounts payable	$15,975	$14,099
Lindero construction payables	24,998	13,549
Refundable deposits to contractors	1,496	1,091
Payroll payable	13,627	12,696
Mining royalty payable	1,237	890
Value added taxes payable	224	-
Interest payable	1,457	189
Due to related parties (note 15)	14	17
Other payables	535	931
Derivative liability	894	224
Deferred share units payable (note 20(a))	3,918	3,116
Restricted share units payable (note 20(b))	911	1,932
Total trade and other payables	$65,286	$48,734